Consolidated Statements of Shareholders' Equity (Deficit) (USD $) In Thousands, except Share data, unless otherwise specified	Total USD ($)	Successor Registrant USD ($)	Predecessor Registrant USD ($)	Shares Issued Successor Registrant	Shares Issued Predecessor Registrant	Paid in capital Successor Registrant USD ($)	Paid in capital Predecessor Registrant USD ($)	(Accumulated deficit) Successor Registrant USD ($)	(Accumulated deficit) Predecessor Registrant USD ($)	Noncontrolling interest Successor Registrant USD ($)	Noncontrolling interest Predecessor Registrant USD ($)
Beginning balance at Dec. 31, 2008			$ (52,397)				$ 46,764		$ (101,834)		$ 2,673
Beginning balance, shares at Dec. 31, 2008					4,687,500
Push down accounting adjustments
Net (loss) income			(19,748)						(20,154)		406
Ending balance at Dec. 31, 2009			(72,145)				46,764		(121,988)		3,079
Ending balance, shares at Dec. 31, 2009					4,687,500
Push down accounting adjustments
Net (loss) income			(13,888)						(14,332)		444
Ending balance at Dec. 31, 2010			(86,033)				46,764		(136,320)		3,523
Ending balance, shares at Dec. 31, 2010					4,687,500
Push down accounting adjustments
Net (loss) income			(6,363)
Ending balance at Mar. 31, 2011
Beginning balance at Dec. 31, 2010			(86,033)				46,764		(136,320)		3,523
Beginning balance, shares at Dec. 31, 2010					4,687,500
Push down accounting adjustments
Net (loss) income			(28,760)						(28,763)		3
Ending balance at May. 25, 2011			(114,793)				46,764		(165,083)		3,526
Ending balance, shares at May. 25, 2011					4,687,500
Push down accounting adjustments
Valuation adjustments net		225,323				225,363				(40)
Elimination of predecessor accumulated deficit						(165,083)		165,083
Issuance of common stock		90,000				90,000
Issuance of common stock, shares				116,022,700
Capitalization of debt into common stock		78,618				78,618
Capitalization of debt into common stock, shares				9,289,800
Net (loss) income		(18,857)						(18,882)		25
Ending balance at Dec. 31, 2011		260,291				275,662		(18,882)		3,511
Ending balance, shares at Dec. 31, 2011				130,000,000
Push down accounting adjustments
Net (loss) income		(164)
Ending balance at Mar. 31, 2012	$ 260,127